INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

Intangible assets, net, consist of the following:

	As of December 31,
	2012	2013

Core technology	$482	$496
Complete technology	73	73
Contract backlogs	336	336
Customer relationship	1,188	1,188
Digital watermarking technology	962	990
Image tracing technology	410	410

	3,451	3,493
Less: accumulated amortization
Core technology	(385)	(490)
Complete technology	(73)	(73)
Contract backlogs	(336)	(336)
Customer relationship	(1,188)	(1,188)
Digital watermarking technology	(793)	(990)
Image tracing technology	(119)	(119)

	(2,894)	(3,196)
Less: impairment loss of image tracing technology	(291)	(291)
Foreign exchange difference	(68)	—

	$198	$6